Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000013290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Alternatives Fund
Average Annual Return, Percent	13.99%	22.37%	2.12%	9.99%
C000146229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Alternatives Fund
Without Sales Load [Member] | C000013290
Average Annual Return [Line Items]
Average Annual Return, Percent	18.13%	26.81%	2.85%	10.52%
Without Sales Load [Member] | C000146229
Average Annual Return [Line Items]
Average Annual Return, Percent	17.98%	26.50%	2.59%	10.25%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%